AB Total Return Bond Portfolio

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 28.4%
Financial Institutions – 13.8%
Banking – 11.1%
Ally Financial, Inc. 6.992%, 06/13/2029	U.S.$	270	$283,854
American Express Co. 5.098%, 02/16/2028		436	438,176
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		200	224,100
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		635	615,664
Banco Santander SA 4.175%, 03/24/2028		400	389,652
9.625%, 05/21/2033(b)		200	228,276
Bank of America Corp. 2.687%, 04/22/2032		207	179,196
2.972%, 02/04/2033		535	463,444
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		212	215,201
6.253%, 09/16/2026(a)		215	217,010
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039		133	134,605
Barclays PLC 6.224%, 05/09/2034		232	244,076
BNP Paribas SA 5.497%, 05/20/2030(a)		436	441,908
BPCE SA 6.508%, 01/18/2035(a)		443	455,559
CaixaBank SA 6.037%, 06/15/2035(a)		200	206,372
6.684%, 09/13/2027(a)		235	241,810
Capital One Financial Corp. 5.468%, 02/01/2029		118	119,160
6.377%, 06/08/2034		319	334,226
Citigroup, Inc. 2.561%, 05/01/2032		645	550,004
Series W 4.00%, 12/10/2025(b)		329	315,162
Credit Agricole SA 6.251%, 01/10/2035(a)		359	371,220
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		265	263,452
7.146%, 07/13/2027		298	307,873
Discover Bank Series B 5.974%, 08/09/2028		250	252,757
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		500	429,905
2.65%, 10/21/2032		34	28,927
Series P 8.461% (CME Term SOFR 3 Month + 3.14%), 09/03/2024(b) (c)		43	43,061
Series V 4.125%, 11/10/2026(b)		268	250,556

	Principal Amount (000)			U.S. $ Value

HSBC Holdings PLC 4.583%, 06/19/2029	U.S.$		224	$220,364
7.39%, 11/03/2028			315	337,015
7.399%, 11/13/2034			277	307,617
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)			219	240,966
JPMorgan Chase & Co. 2.963%, 01/25/2033			619	539,087
Lloyds Banking Group PLC 4.976%, 08/11/2033			304	298,036
5.462%, 01/05/2028			361	364,476
7.50%, 09/27/2025(b)			381	382,467
Mizuho Financial Group, Inc. 5.376%, 05/26/2030			208	211,553
Morgan Stanley 0.406%, 10/29/2027		EUR	309	313,932
Series G 2.239%, 07/21/2032		U.S.$	287	239,700
Nationwide Building Society 2.972%, 02/16/2028(a)			398	377,650
NatWest Group PLC 3.032%, 11/28/2035			204	176,478
8.125%, 11/10/2033(b)			249	257,593
PNC Financial Services Group, Inc. (The) Series R 8.648% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(b) (c)			62	62,106
Santander Holdings USA, Inc. 6.174%, 01/09/2030			80	82,276
6.499%, 03/09/2029			28	28,914
Santander UK Group Holdings PLC 6.833%, 11/21/2026			607	617,968
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(a)			207	209,298
Societe Generale SA 2.797%, 01/19/2028(a)			537	503,674
Standard Chartered PLC 3.971%, 03/30/2026(a)			268	265,224
6.00%, 07/26/2025(a) (b)			478	474,616
7.027% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a) (b) (c)			400	378,936
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029			263	268,552
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (b)			400	399,632
UBS Group AG 6.373%, 07/15/2026(a)			369	372,273
7.00%, 02/19/2025(a) (b)			312	311,863
UniCredit SpA 1.982%, 06/03/2027(a)			205	193,157
2.569%, 09/22/2026(a)			391	378,027
3.127%, 06/03/2032(a)			356	308,791

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. 3.35%, 03/02/2033	U.S.$	598	$530,528
5.574%, 07/25/2029		98	100,322
Series BB 3.90%, 03/15/2026(b)		273	260,518

			18,258,815

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		469	437,891

Finance – 0.7%
Aircastle Ltd. 5.95%, 02/15/2029(a)		62	63,099
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		449	426,680
1.95%, 09/20/2026(a)		133	124,258
3.50%, 11/01/2027(a)		90	85,422
4.125%, 08/01/2025(a)		5	4,926
4.875%, 10/01/2025(a)		153	151,774
5.50%, 12/15/2024(a)		294	293,168

			1,149,327

Insurance – 1.1%
Athene Global Funding 1.985%, 08/19/2028(a)		142	125,728
2.55%, 11/19/2030(a)		34	29,079
2.717%, 01/07/2029(a)		53	48,100
5.583%, 01/09/2029(a)		20	20,395
5.62%, 05/08/2026(a)		250	252,253
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	757,429
Principal Life Global Funding II 5.10%, 01/25/2029(a)		286	289,223
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		200	194,034
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	201,644

			1,917,885

REITs – 0.6%
American Tower Corp. 2.10%, 06/15/2030		147	126,354
5.20%, 02/15/2029		141	142,895
Crown Castle, Inc. 5.60%, 06/01/2029		100	102,733

	Principal Amount (000)		U.S. $ Value

GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	310	$266,234
4.00%, 01/15/2031		114	104,330
Trust Fibra Uno 5.25%, 01/30/2026(a)		252	247,590

			990,136

			22,754,054

Industrial – 13.0%
Basic – 0.6%
Freeport Indonesia PT 4.763%, 04/14/2027(a)		390	385,004
Glencore Funding LLC 5.338%, 04/04/2027(a)		322	325,040
6.50%, 10/06/2033(a)		94	100,474
Nexa Resources SA 6.75%, 04/09/2034(a)		200	202,830

			1,013,348

Capital Goods – 1.2%
Boeing Co. (The) 3.25%, 02/01/2028		54	50,359
3.625%, 02/01/2031		66	59,257
5.15%, 05/01/2030		61	60,066
6.298%, 05/01/2029(a)		90	93,067
6.528%, 05/01/2034(a)		133	139,613
CNH Industrial Capital LLC 5.10%, 04/20/2029		266	269,038
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	538,315
Flowserve Corp. 2.80%, 01/15/2032		425	359,915
Regal Rexnord Corp. 6.05%, 02/15/2026		401	404,228

			1,973,858

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		97	84,731
5.125%, 07/01/2049		198	156,184
6.10%, 06/01/2029		183	186,953
Discovery Communications LLC 5.20%, 09/20/2047		178	137,154
5.30%, 05/15/2049		81	63,244
Prosus NV 3.061%, 07/13/2031(a)		361	299,179
3.257%, 01/19/2027(a)		219	205,586
Tencent Holdings Ltd. 3.24%, 06/03/2050(a)		328	221,794

			1,354,825

Communications - Telecommunications – 0.1%
AT&T, Inc. 4.50%, 05/15/2035		109	102,753

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 1.4%
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	536	$450,342
General Motors Financial Co., Inc. 5.75%, 02/08/2031		442	452,462
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		501	475,629
6.50%, 03/10/2028(a)		20	20,662
Hyundai Capital America 5.25%, 01/08/2027(a)		103	103,656
5.30%, 03/19/2027(a)		82	82,629
6.10%, 09/21/2028(a)		234	243,503
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		522	503,333

			2,332,216

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		104	106,240

Consumer Cyclical - Other – 0.6%
Las Vegas Sands Corp. 3.90%, 08/08/2029		270	250,771
Marriott International, Inc./MD 4.90%, 04/15/2029		384	386,300
MDC Holdings, Inc. 6.00%, 01/15/2043		346	361,065

			998,136

Consumer Non-Cyclical – 2.5%
Altria Group, Inc. 3.40%, 05/06/2030		750	693,682
BAT Capital Corp. 2.259%, 03/25/2028		864	787,009
Cargill, Inc. 5.125%, 10/11/2032(a)		248	251,906
CVS Health Corp. 5.70%, 06/01/2034		297	303,077
General Mills, Inc. 4.70%, 01/30/2027		123	122,798
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		413	414,635
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(a)		212	227,896
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		520	378,082
Philip Morris International, Inc. 5.375%, 02/15/2033		469	478,183
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		349	378,644
Tyson Foods, Inc. 5.70%, 03/15/2034		143	146,342

			4,182,254

	Principal Amount (000)		U.S. $ Value

Energy – 2.8%
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	550	$456,819
5.75%, 01/15/2031(a)		237	238,088
Energy Transfer LP 5.60%, 09/01/2034		414	420,930
Marathon Oil Corp. 6.80%, 03/15/2032		650	720,298
Occidental Petroleum Corp. 5.20%, 08/01/2029		128	129,219
5.375%, 01/01/2032		136	137,590
ONEOK, Inc. 6.05%, 09/01/2033		183	192,545
Ovintiv, Inc. 6.25%, 07/15/2033		92	96,193
6.50%, 02/01/2038		43	45,057
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		414	420,537
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		412	400,670
Suncor Energy, Inc. 6.80%, 05/15/2038		534	593,525
Var Energi ASA 7.50%, 01/15/2028(a)		314	334,350
8.00%, 11/15/2032(a)		402	459,779

			4,645,600

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033		145	150,400

Services – 0.3%
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	320	372,062
Moody’s Corp. 5.00%, 08/05/2034	U.S.$	138	137,999

			510,061

Technology – 1.8%
Apple, Inc. 4.10%, 08/08/2062		350	293,454
Broadcom, Inc. 4.926%, 05/15/2037(a)		547	527,686
5.05%, 07/12/2027		157	158,435
Entegris, Inc. 4.75%, 04/15/2029(a)		395	381,092
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	410	464,688
Infor, Inc. 1.75%, 07/15/2025(a)	U.S.$	279	268,716

	Principal Amount (000)		U.S. $ Value

NXP BV/NXP Funding LLC 5.55%, 12/01/2028	U.S.$	277	$284,296
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		298	276,076
TSMC Arizona Corp. 3.875%, 04/22/2027		241	236,180

			2,890,623

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		401	396,336

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		148	146,543

Transportation - Services – 0.4%
ENA Master Trust 4.00%, 05/19/2048(a)		457	325,900
Ryder System, Inc. 5.375%, 03/15/2029		347	354,353

			680,253

			21,483,446

Utility – 1.6%
Electric – 1.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		264	233,373
Alexander Funding Trust II 7.467%, 07/31/2028(a)		184	196,823
American Electric Power Co., Inc. 6.95%, 12/15/2054		153	155,231
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		306	243,423
Electricite de France SA 9.125%, 03/15/2033(a) (b)		283	313,768
Enel Finance International NV 5.50%, 06/26/2034(a)		413	413,752
Engie Energia Chile SA 3.40%, 01/28/2030(a)		349	308,647
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		56	56,987
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		161	159,960
NRG Energy, Inc. 7.00%, 03/15/2033(a)		362	389,038
Pacific Gas and Electric Co. 5.55%, 05/15/2029		81	82,682
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)		134	145,896

			2,699,580

Total Corporates - Investment Grade (cost $47,928,220)			46,937,080

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 22.2%
Agency Fixed Rate 30-Year – 21.3%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049	U.S.$	154	$141,996
3.50%, 11/01/2049		209	192,205
Series 2022 2.00%, 03/01/2052		1,733	1,406,968
2.50%, 04/01/2052		2,056	1,745,598
3.00%, 03/01/2052		1,154	1,018,669
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		61	62,781
Series 2007 5.50%, 07/01/2035		9	9,600
Series 2016 4.00%, 02/01/2046		450	435,274
Series 2017 4.00%, 07/01/2044		303	292,697
Series 2018 4.50%, 03/01/2048		115	112,654
4.50%, 10/01/2048		285	280,328
4.50%, 11/01/2048		361	354,269
5.00%, 11/01/2048		148	148,887
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		18	18,418
5.50%, 07/01/2033		39	40,393
Series 2004 5.50%, 04/01/2034		5	5,024
5.50%, 05/01/2034		12	12,150
5.50%, 11/01/2034		18	18,032
5.50%, 01/01/2035		170	174,089
Series 2005 5.50%, 02/01/2035		24	24,939
Series 2007 5.50%, 08/01/2037		121	124,229
Series 2010 4.00%, 12/01/2040		185	178,799
Series 2012 3.50%, 02/01/2042		119	111,536
3.50%, 11/01/2042		1,276	1,199,134
3.50%, 01/01/2043		214	200,617
Series 2013 3.50%, 04/01/2043		748	702,142
4.00%, 10/01/2043		442	425,604
Series 2016 3.50%, 01/01/2047		335	309,629
Series 2018 4.50%, 09/01/2048		615	604,069
Series 2019 3.50%, 08/01/2049		495	455,488
3.50%, 09/01/2049		221	203,794
3.50%, 11/01/2049		444	408,606

	Principal Amount (000)		U.S. $ Value

Series 2021 2.00%, 07/01/2051	U.S.$	1,853	$1,499,348
2.00%, 12/01/2051		1,873	1,510,580
2.50%, 01/01/2052		582	494,410
Series 2022 2.50%, 03/01/2052		1,286	1,092,709
2.50%, 04/01/2052		1,301	1,104,484
2.50%, 05/01/2052		1,745	1,481,294
3.00%, 02/01/2052		1,511	1,333,193
3.00%, 03/01/2052		1,950	1,720,947
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		63	57,132
3.00%, 05/20/2046		152	137,786
Series 2023 5.50%, 04/20/2053		1,038	1,040,618
Series 2024 4.50%, 08/15/2054, TBA		994	962,961
5.00%, 08/15/2054, TBA		2,900	2,867,200
6.00%, 08/15/2054, TBA		2,807	2,841,173
Uniform Mortgage-Backed Security Series 2024 3.00%, 08/13/2054, TBA		968	845,147
5.50%, 08/15/2054, TBA		3,163	3,168,437
6.00%, 08/15/2054, TBA		1,614	1,637,705

			35,213,742

Agency Fixed Rate 15-Year – 0.9%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031		78	73,618
2.50%, 11/01/2031		341	322,721
2.50%, 12/01/2031		457	432,393
2.50%, 01/01/2032		110	104,215
Series 2017 2.50%, 02/01/2032		514	487,397

			1,420,344

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.25% (RFUCCT1Y + 2.00%), 01/01/2037(c)		7	7,556

Total Mortgage Pass-Throughs (cost $38,723,440)			36,641,642

GOVERNMENTS - TREASURIES – 18.9%
United States – 18.9%
U.S. Treasury Bonds 1.25%, 05/15/2050		358	182,711
3.25%, 05/15/2042		517	440,962
3.375%, 08/15/2042		992	861,285
3.625%, 05/15/2053		481	421,050
3.875%, 02/15/2043		3,078	2,856,473
3.875%, 05/15/2043		213	196,828

	Principal Amount (000)		U.S. $ Value

4.00%, 11/15/2042(d)	U.S.$	2,061	$1,950,070
4.125%, 08/15/2053		119	113,943
4.375%, 08/15/2043		286	283,805
4.50%, 02/15/2044		270	271,318
4.625%, 05/15/2044		4,190	4,283,170
4.625%, 05/15/2054		1,675	1,746,500
4.75%, 11/15/2043		638	663,000
4.75%, 11/15/2053		497	528,295
U.S. Treasury Notes 4.125%, 03/31/2029		3,157	3,171,698
4.25%, 02/28/2029		5,050	5,100,784
4.375%, 08/31/2028		1,227	1,241,853
4.375%, 11/30/2028		1,783	1,807,415
4.875%, 10/31/2028		4,850	5,006,764

Total Governments - Treasuries (cost $31,346,119)			31,127,924

ASSET-BACKED SECURITIES – 9.7%
Other ABS - Fixed Rate – 5.0%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		726	654,438
ACHV ABS Trust Series 2023-4CP, Class B 7.24%, 11/25/2030(a)		437	439,166
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		16	15,554
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		8	7,752
Atalaya Equipment Leasing Trust Series 2021-1A, Class C 2.69%, 06/15/2028(a)		600	593,272
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		137	126,227
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)		206	185,712
Conn’s Receivables Funding LLC Series 2024-A, Class A 7.05%, 01/16/2029(a)		61	60,339
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)		519	496,812
Series 2021-1, Class D 2.81%, 03/15/2029(a)		260	243,337
Series 2023-1, Class A2 5.99%, 03/15/2032(a)		363	363,509
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(a)		566	494,147

	Principal Amount (000)		U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	U.S.$	221	$199,714
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		206	212,275
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		321	310,761
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		965	892,574
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)		375	348,463
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		358	320,761
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		389	396,220
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		220	186,360
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(a)		258	260,370
Series 2024-2, Class A 6.319%, 08/15/2031(a)		167	167,614
Series 2024-3, Class A 6.258%, 10/15/2031(a)		305	306,027
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)		288	287,895
SEB Funding LLC Series 2021-1A, Class A2 4.969%, 01/30/2052(a)		690	667,689

			8,236,988

Autos - Fixed Rate – 4.5%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)		228	229,062
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		116	116,304
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		475	478,743
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		54	51,355
Series 2021-N4, Class D 2.30%, 09/11/2028		132	127,524

	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)	U.S.$	397	$387,850
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)		395	396,612
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		45	44,524
Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		133	134,150
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	946,591
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	970,052
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		542	509,021
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		450	437,092
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		411	415,326
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		180	182,431
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)		286	287,136
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)		541	515,743
Prestige Auto Receivables Trust Series 2024-1A, Class A1 5.648%, 04/15/2025(a)		71	70,854
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		165	166,138
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		100	99,944
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		228	229,103
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		141	141,470
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		174	174,188
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(a)		54	54,141

	Principal Amount (000)		U.S. $ Value

US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	U.S.$	282	$284,512

			7,449,866

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		251	252,609

Total Asset-Backed Securities (cost $16,493,238)			15,939,463

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.4%
Risk Share Floating Rate – 5.2%
Bellemeade Re Ltd. Series 2022-1, Class M1C 9.047% (CME Term SOFR + 3.70%), 01/26/2032(a) (c)		672	688,384
Series 2023-1, Class M1A 7.547% (CME Term SOFR + 2.20%), 10/25/2033(a) (c)		254	256,651
Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 7.912% (CME Term SOFR + 2.56%), 07/25/2031(a) (c)		5	4,938
Series 2020-R01, Class 1B1 8.712% (CME Term SOFR + 3.36%), 01/25/2040(a) (c)		500	519,283
Series 2022-R01, Class 1B1 8.497% (CME Term SOFR + 3.15%), 12/25/2041(a) (c)		625	646,878
Series 2022-R02, Class 2M1 6.547% (CME Term SOFR + 1.20%), 01/25/2042(a) (c)		227	227,296
Series 2023-R02, Class 1M1 7.647% (CME Term SOFR + 2.30%), 01/25/2043(a) (c)		183	187,714
Series 2023-R07, Class 2M1 7.298% (CME Term SOFR + 1.95%), 09/25/2043(a) (c)		350	352,305
Series 2024-R02, Class 1M1 6.447% (CME Term SOFR + 1.10%), 02/25/2044(a) (c)		153	152,554
Series 2024-R04, Class 1M1 6.447% (CME Term SOFR + 1.10%), 05/25/2044(a) (c)		266	266,551
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 10.262% (CME Term SOFR + 4.91%), 05/25/2028(c)		112	116,174

	Principal Amount (000)		U.S. $ Value

Series 2019-FTR3, Class B2 10.25% (CME Term SOFR + 4.91%), 09/25/2047(a) (c)	U.S.$	700	$745,867
Series 2021-HQA4, Class M2 7.697% (CME Term SOFR + 2.35%), 12/25/2041(a) (c)		513	518,744
Series 2022-DNA2, Class M2 9.097% (CME Term SOFR + 3.75%), 02/25/2042(a) (c)		605	636,108
Series 2024-DNA1, Class M1 6.697% (CME Term SOFR + 1.35%), 02/25/2044(a) (c)		324	324,795
Series 2024-HQA1, Class M1 6.597% (CME Term SOFR + 1.25%), 03/25/2044(a) (c)		328	328,408
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1B 17.712% (CME Term SOFR + 12.36%), 09/25/2028(c)		149	171,693
Series 2016-C03, Class 1B 17.212% (CME Term SOFR + 11.86%), 10/25/2028(c)		99	114,025
Series 2016-C06, Class 1B 14.712% (CME Term SOFR + 9.36%), 04/25/2029(c)		376	425,455
Series 2016-C07, Class 2B 14.962% (CME Term SOFR + 9.61%), 05/25/2029(c)		378	432,473
Series 2017-C04, Class 2M2 8.312% (CME Term SOFR + 2.96%), 11/25/2029(c)		160	164,737
Series 2021-R02, Class 2B1 8.647% (CME Term SOFR + 3.30%), 11/25/2041(a) (c)		441	456,542
Home Re Ltd. Series 2023-1, Class M1A 7.497% (CME Term SOFR + 2.15%), 10/25/2033(a) (c)		259	260,425
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.712% (CME Term SOFR + 4.36%), 11/25/2024(a) (c)		16	17,199
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.212% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(a) (c)		212	212,103
Series 2019-3R, Class A 9.164% (CME Term SOFR + 3.81%), 11/27/2031(a) (c)		80	80,585
Series 2020-1R, Class A 8.814% (CME Term SOFR + 3.46%), 02/25/2025(a) (c)		135	134,611

	Principal Amount (000)		U.S. $ Value

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.712% (CME Term SOFR + 5.36%), 11/25/2025(a) (c)	U.S.$	102	$105,122
Series 2015-WF1, Class 2M2 10.962% (CME Term SOFR + 5.61%), 11/25/2025(a) (c)		23	24,103

			8,571,723

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 0.698% (6.04% - CME Term SOFR), 09/15/2047(c) (e)		514	63,569
Series 4981, Class HS 0.638% (5.99% - CME Term SOFR), 06/25/2050(c) (e)		1,533	154,911
Federal National Mortgage Association REMICs Series 2015-90, Class SL 0.688% (6.04% - CME Term SOFR), 12/25/2045(c) (e)		677	85,551
Series 2016-77, Class DS 0.538% (5.89% - CME Term SOFR), 10/25/2046(c) (e)		553	65,248
Series 2017-26, Class TS 0.488% (5.84% - CME Term SOFR), 04/25/2047(c) (e)		702	93,055
Series 2017-62, Class AS 0.688% (6.04% - CME Term SOFR), 08/25/2047(c) (e)		597	76,466
Series 2017-97, Class LS 0.738% (6.09% - CME Term SOFR), 12/25/2047(c) (e)		701	100,977
Government National Mortgage Association Series 2017-65, Class ST 0.69% (6.04% - CME Term SOFR 1 Month), 04/20/2047(c) (e)		680	81,832

			721,609

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		175	93,624
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		72	49,249
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		46	20,139
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.819%, 07/25/2036		334	263,567

	Principal Amount (000)		U.S. $ Value

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032	U.S.$	452	$90,154

			516,733

Non-Agency Floating Rate – 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.844% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)		410	131,463
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.964% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		61	46,549
Impac Secured Assets Corp. Series 2005-2, Class A2D 6.324% (CME Term SOFR 1 Month + 0.97%), 03/25/2036(c)		110	87,555
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.564% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a) (c)		80	79,548
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 5.804% (CME Term SOFR 1 Month + 0.45%), 03/25/2037(c)		489	103,334

			448,449

Agency Fixed Rate – 0.2%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.358%, 05/28/2035		49	47,611
Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(f)		2,053	293,587

			341,198

Total Collateralized Mortgage Obligations (cost $11,252,872)			10,599,712

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.3%
Non-Agency Fixed Rate CMBS – 3.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		960	782,644
Commercial Mortgage Trust Series 2014-LC17, Class B 4.49%, 10/10/2047		800	793,611

	Principal Amount (000)		U.S. $ Value

GS Mortgage Securities Trust Series 2011-GC5, Class D 5.15%, 08/10/2044(a)	U.S.$	252	$119,507
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g)		265	256,481
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		719	695,960
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		25	23,659
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		615	609,603
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.369%, 11/15/2047		890	723,990
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 4.964%, 05/15/2045		389	376,040
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		77	25,507
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.60%, 10/15/2049(f)		7,122	185,610
Series 2016-LC25, Class C 4.331%, 12/15/2059		545	484,651
Series 2016-NXS6, Class C 4.391%, 11/15/2049		600	551,009
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		138	132,150

			5,760,422

Non-Agency Floating Rate CMBS – 1.8%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.376% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a) (c)		1,330	1,327,085
BBCMS Mortgage Trust Series 2020-BID, Class A 7.584% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a) (c)		692	688,540
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.275% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a) (c)		142	138,177
Series 2019-IMC, Class E 7.525% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (c)		566	552,722

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.347% (CME Term SOFR + 2.00%), 01/25/2051(a) (c)	U.S.$	60	$59,931

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.908% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (c)		322	300,523

			3,066,978

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.116%, 07/16/2046(f)		145	1

Total Commercial Mortgage-Backed Securities (cost $9,621,013)			8,827,401

INFLATION-LINKED SECURITIES – 1.5%
United States – 1.5%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $2,357,824)		2,602	2,417,413

EMERGING MARKETS - CORPORATE BONDS – 1.4%
Industrial – 1.2%
Basic – 0.5%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		438	404,800
Stillwater Mining Co. 4.00%, 11/16/2026(a)		446	412,968
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		76	62,225

			879,993

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		417	375,561

Consumer Cyclical - Other – 0.2%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	311,437

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (h) (i) (j) (k)		660	66

	Principal Amount (000)		U.S. $ Value

Energy – 0.3%
Ecopetrol SA 8.625%, 01/19/2029	U.S.$	271	$287,531
Oleoducto Central SA 4.00%, 07/14/2027(a)		217	202,149

			489,680

			2,056,737

Utility – 0.2%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		60	59,828

Other Utility – 0.2%
Aegea Finance SARL 6.75%, 05/20/2029(a)		260	256,750

			316,578

Total Emerging Markets - Corporate Bonds (cost $2,804,992)			2,373,315

COLLATERALIZED LOAN OBLIGATIONS – 1.3%
CLO - Floating Rate – 1.3%
Elevation CLO Ltd. Series 2020-11A, Class D1 9.413% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(a) (c)		1,000	988,973
Pikes Peak CLO 8 Series 2021-8A, Class A 6.714% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a) (c)		675	675,403
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.704% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a) (c)		504	504,544

Total Collateralized Loan Obligations (cost $2,178,814)			2,168,920

CORPORATES - NON-INVESTMENT GRADE – 1.2%
Industrial – 1.0%
Basic – 0.2%
Sealed Air Corp. 4.00%, 12/01/2027(a)		379	359,622

Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(a)		322	236,779
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	181	175,233

			412,012

Communications - Telecommunications – 0.1%
Altice France SA 3.375%, 01/15/2028(a)		181	138,569

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	106	$106,960
6.125%, 04/01/2032(a)		61	61,654

			168,614

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	100	102,991

Energy – 0.1%
Sunoco LP 7.00%, 05/01/2029(a)	U.S.$	66	68,020
7.25%, 05/01/2032(a)		92	95,660
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		17	16,078

			179,758

Services – 0.2%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	181	191,742
Block, Inc. 6.50%, 05/15/2032(a)	U.S.$	133	135,325

			327,067

			1,688,633

Utility – 0.2%
Electric – 0.2%
Vistra Corp. 7.00%, 12/15/2026(a) (b)		218	219,160

Total Corporates - Non-Investment Grade (cost $2,113,288)			1,907,793

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
State of California Series 2010 7.625%, 03/01/2040		970	1,187,457
University of California Series 2021-B 3.071%, 05/15/2051		730	516,567

Total Local Governments - US Municipal Bonds (cost $2,047,310)			1,704,024

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(a)		340	355,725

Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		387	390,023

	Principal Amount (000)		U.S. $ Value

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)	U.S.$	295	$279,144

Total Quasi-Sovereigns (cost $1,028,456)			1,024,892

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $374,106)		375	300,938

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $217,000)		217	198,759

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. Special Investment, Series 1, December 2021 - Class U-1(h) (i) (k)		72	0
Mt Logan Re Ltd. Special Investment, Series 1, December 2022 - Class U-1(h) (i) (k)		104	56,417
Mt Logan Re Ltd. Special Investment, Series 2, December 2021 - Class U-1(h) (i) (k)		78	0
Mt Logan Re Ltd. Special Investment, Series 2, December 2022 - Class U-1(h) (i) (k)		114	61,451

Total Common Stocks (cost $326,594)			117,868

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 7.5%
U.S. Treasury Bills – 7.2%
U.S. Treasury Bill Zero Coupon, 08/29/2024	U.S.$	1,770	1,762,553
Zero Coupon, 09/03/2024		999	994,065
Zero Coupon, 09/05/2024		3,188	3,171,949
Zero Coupon, 09/17/2024		3,299	3,275,784
Zero Coupon, 10/15/2024		1,007	996,362
Zero Coupon, 10/29/2024		1,660	1,638,787

Total U.S. Treasury Bills (cost $11,839,663)			11,839,500

	Shares	U.S. $ Value

Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(l) (m) (n) (cost $451,579)	451,579	$451,579

Total Short-Term Investments (cost $12,291,242)		12,291,079

Total Investments – 105.8% (cost $181,104,528)(o)		174,578,223
Other assets less liabilities – (5.8)%		(9,625,823)

Net Assets – 100.0%		$164,952,400

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	28	September 2024	$3,236,188	$28,835
U.S. T-Note 5 Yr (CBT) Futures	126	September 2024	13,594,219	209,354
U.S. Ultra Bond (CBT) Futures	77	September 2024	9,853,594	435,558
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	7	September 2024	1,437,570	(8,649)

				$665,098

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	EUR	1,623	USD	1,748	08/08/2024	$ (8,780)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.31%	USD	7,240	$(532,942)	$(458,966)	$(73,976)
iTraxx Australia Series 41, 5 Year Index, 06/20/2029*	(1.00)	Quarterly	0.65	USD	7,590	(126,207)	(115,558)	(10,649)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00%	Quarterly	0.52%	USD	7,590	$169,954	$156,142	$13,812

						$(489,195)	$(418,382)	$(70,813)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,000	12/13/2029	1.537%	1 Day SOFR	Annual	$258,063	$159,740	$98,323

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	12	$(1,490)	$(926)	$(564)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	23	(2,980)	(2,041)	(939)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	23	(2,980)	(1,886)	(1,094)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	46	(5,960)	(4,462)	(1,498)

						$(13,410)	$(9,315)	$(4,095)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $54,984,653 or 33.3% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Inverse interest only security.

(f)	IO - Interest Only.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.96% of net assets as of July 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 08/03/2023	$254,693	$256,481	0.16%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	728,840	695,960	0.42%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	25,289	23,659	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	650,179	609,603	0.37%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014 - 01/27/2014	365,927	66	0.00%

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Fair valued by the Adviser.
(l)	Affiliated investments.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,779,246 and gross unrealized depreciation of investments was $(8,625,818), resulting in net unrealized depreciation of $(5,846,572).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Total Return Bond Portfolio

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Investment Grade	$—	$46,937,080	$—		$46,937,080
Mortgage Pass-Throughs	—	36,641,642	—		36,641,642
Governments - Treasuries	—	31,127,924	—		31,127,924
Asset-Backed Securities	—	15,939,463	—		15,939,463
Collateralized Mortgage Obligations	—	10,599,712	—		10,599,712
Commercial Mortgage-Backed Securities	—	8,827,401	—		8,827,401
Inflation-Linked Securities	—	2,417,413	—		2,417,413
Emerging Markets - Corporate Bonds	—	2,373,249	66		2,373,315
Collateralized Loan Obligations	—	2,168,920	—		2,168,920
Corporates - Non-Investment Grade	—	1,907,793	—		1,907,793
Local Governments - US Municipal Bonds	—	1,704,024	—		1,704,024
Quasi-Sovereigns	—	1,024,892	—		1,024,892
Governments - Sovereign Bonds	—	300,938	—		300,938
Emerging Markets - Sovereigns	—	198,759	—		198,759
Common Stocks	—	—	117,868	(a)	117,868
Short-Term Investments:
U.S. Treasury Bills	—	11,839,500	—		11,839,500
Investment Companies	451,579	—	—		451,579

Total Investments in Securities	451,579	174,008,710	117,934	(a)	174,578,223
Other Financial Instruments(b):
Assets:
Futures	673,747	—	—		673,747
Centrally Cleared Credit Default Swaps	—	169,954	—		169,954
Centrally Cleared Interest Rate Swaps	—	258,063	—		258,063
Liabilities:
Futures	(8,649)	—	—		(8,649)
Forward Currency Exchange Contracts	—	(8,780)	—		(8,780)
Centrally Cleared Credit Default Swaps	—	(659,149)	—		(659,149)
Credit Default Swaps	—	(13,410)	—		(13,410)

Total	$1,116,677	$173,755,388	$117,934	(a)	$174,989,999

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$281	$53,547	$53,376	$452	$38